Trade Receivables and Trade Payables - Schedule of Trade Receivables Non-Current and Current (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Non-current
Project retention receivables	RM 1,508,742	$ 371,520	RM 2,478,739
Current
Trade receivables	19,340,447	4,762,484	16,195,071
Project retention receivables	1,482,191	364,982	1,168,425
Accrued liquidated ascertained damages to sub-contractors	831,373	204,721	2,011,284
Less: Provision for expected credit loss	(2,242,989)	(552,324)	(580,425)
Total current trade receivables	19,411,022	4,779,863	18,794,355
Total trade receivables	20,919,764	5,151,383	21,273,094
Increase/(Decrease) in provision for expected credit loss	1,662,564	409,398	552,876
Increase in total trade receivables	RM (353,330)	$ (87,006)	RM 5,371,214